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General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, MO  63128




                                       May 5, 2005




VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

       Re:   General American Separate Account Eleven
             File No. 333-53477 - (Flexible Premium Variable Life) Rule 497(j) Certification

Commissioners:

      On behalf of General American Life Insurance Company (the "Company") and General American Separate Account Eleven (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the Prospectus Supplement contained in Post-Effective Amendment No. 8 for the Account filed electronically with the Commission on April 29, 2005.

      If you have any questions, please contact me at (617) 578-3031.

                                       Sincerely,

                                       /s/ John E. Connolly, Jr.

                                       John E. Connolly, Jr.